Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments
Commitments
Note 5 — Commitments
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholder rights agreement entered into on May 18, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $12,900,000, net of the $900,000 reimbursed by the underwriters to the Company for expenses incurred in connection with the Initial Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
On November 11, 2020 (the “Effective Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, the Seller, Jaws Merger Sub, LLC, a Delaware limited liability company (“JAWS Merger Sub”), and Primary Care (ITC) Intermediate Holdings, LLC, a Delaware limited liability company (“Primary Care”).
The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “Business Combination”): (a) the Company will change its jurisdiction of incorporation by transferring by way of continuation from the Cayman Islands and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company will change its name to “Cano Health”; (b) Primary Care will amend and restate its limited liability company agreement (the “Company A&R LLCA”) to, among other things, unitize the equity interests of Primary Care to permit the issuance and ownership of interests in Primary Care as contemplated by the Business Combination Agreement; (c) following the effectiveness of the Company A&R LLCA, Merger Sub will merge with and into Primary Care (the “Merger”), with Primary Care as the surviving company in the Merger, and the Company shall be admitted as the managing member of Primary Care; (d) the Seller will receive a combination of cash consideration, certain newly issued equity interests of Primary Care and shares of newly issued Class B common stock, par value $0.0001 per share, of the Company, which will have no economic value, but will entitle the Seller to one vote per issued share and will be issued on a one-for-one basis
for each membership unit in Primary Care (each, a “Company Unit”) retained by the Seller following the Business Combination; and (e) the Company will acquire certain newly issued equity interests of Primary Care in exchange for a cash contribution, which proceeds will be used to reduce existing indebtedness and fund Primary Care’s balance sheet for general corporate purposes. The Company A&R LLCA will provide the Seller the right to exchange its retained Company Units, together with the cancellation of an equal number of shares of Class B common stock, for Class A common stock of the Company, subject to certain restrictions set forth therein.
The Business Combination will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement. On May 7, 2021 the SEC declared effective the registration statement filed by the Company in relation to the Business Combination, which allowed the Company to proceed with soliciting a shareholder vote on the transaction.

Note 6—Commitments
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholder rights agreement entered into on May 18, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $12,900,000, net of the $900,000
reimbursed by the underwriters to the Company for expenses incurred in connection with the Initial Public Offering. The underwriters are entitled to a deferred fee of
$0.35
per Unit, or
$24,150,000
in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement
On November 11, 2020 (the “Effective Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, the Seller, Jaws Merger Sub, LLC, a Delaware limited liability company (“JAWS Merger Sub”), and Primary Care (ITC) Intermediate Holdings, LLC, a Delaware limited liability company (“Primary Care”).
The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “Business Combination”): (a) the Company will change its jurisdiction of incorporation by transferring by way of continuation from the Cayman Islands and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company will change its name to “Cano Health”; (b) Primary Care will amend and restate its limited liability company agreement (the “Company A&R LLCA”) to, among other things, unitize the equity interests of Primary Care to permit the issuance and ownership of interests in Primary Care as contemplated by the Business Combination Agreement; (c) following the effectiveness of the Company A&R LLCA, Merger Sub will merge with and into Primary Care (the “Merger”), with Primary Care as the surviving company in the Merger, and the Company shall be admitted as the managing member of Primary Care; (d) the Seller will receive a combination of cash consideration, certain newly issued equity interests of Primary Care and shares of newly issued Class B common stock, par value $0.0001 per share, of the Company, which will have no economic value, but will entitle the Seller to one vote per issued share and will be issued on a one-for-one
basis for each membership unit in Primary Care (each, a “Company Unit”) retained by the Seller following the Business Combination; and (e) the Company will acquire certain newly issued equity interests of Primary Care in exchange for a cash contribution, which proceeds will be used to reduce existing indebtedness and fund Primary Care’s balance sheet for general corporate purposes. The Company A&R LLCA will provide the Seller the right to exchange its retained Company Units, together with the cancellation of an equal number of shares of Class B common stock, for Class A common stock of the Company, subject to certain restrictions set forth therein.
The Business Combination will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.